Summary of Significant Accounting Policies - Schedule of Movement of Contract Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Movement of Contract Liabilities [Line Items]
Ending balance	$ 231,357,798
Contract liabilities – third party customers	49,327,830		$ 27,592,381
Contract liabilities – related party customers	64,715,769		$ 80,348,303
Contract Liabilities [Member]
Schedule of Movement of Contract Liabilities [Line Items]
Opening balance	107,940,684	$ 23,733,705
Addition of contract liabilities	313,963,028	60,695,674
Revenue recognition during the year	(231,357,798)	(16,649,542)
Net off gross billing to the OEM customers	(76,499,994)
Foreign exchange adjustment	(2,321)	(31,426)
Ending balance	114,043,599	67,748,411
Contract liabilities – third party customers	49,327,830	3,205,431
Contract liabilities – related party customers	$ 64,715,769	$ 64,542,980